CONDENSED CONSOLIDATED STATEMENTS OF INCOME (unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (unaudited)
OPERATING REVENUES	$ 246,306	$ 241,479	$ 499,755	$ 485,053
OPERATING EXPENSES
Voyage expenses	(12,678)	(8,399)	(33,020)	(16,282)
Vessel operating expenses	(47,090)	(41,861)	(90,204)	(82,500)
Depreciation	(35,380)	(31,910)	(69,243)	(63,439)
Amortization of deferred drydocking and special survey costs	(6,972)	(4,502)	(12,424)	(8,337)
General and administrative expenses	(11,297)	(7,192)	(21,541)	(14,037)
Net gain on disposal/sale of vessels	7,094		7,094	1,639
Income From Operations	139,983	147,615	280,417	302,097
OTHER INCOME (EXPENSES):
Interest income	2,923	3,596	5,859	6,319
Interest expense	(5,106)	(5,881)	(8,230)	(12,603)
Gain on investments	2,224	6,438	13,203	6,438
Dividend income	3,052		3,984
Loss on debt extinguishment		(2,254)		(2,254)
Equity loss on investments	(97)	(738)	(206)	(3,326)
Other finance expenses	(868)	(1,146)	(1,750)	(2,122)
Other income/(expenses), net	(56)	294	179	469
Loss on derivatives	(903)	(903)	(1,806)	(1,796)
Total Other Income/(Expenses), net	1,169	(594)	11,233	(8,875)
Net Income	$ 141,152	$ 147,021	$ 291,650	$ 293,222
EARNINGS PER SHARE
Basic earnings per share (in dollars per share)	$ 7.30	$ 7.32	$ 15.05	$ 14.51
Diluted earnings per share (in dollars per share)	$ 7.23	$ 7.32	$ 14.92	$ 14.51
Basic weighted average number of common shares	19,348	20,081	19,380	20,214
Diluted weighted average number of common shares	19,520	20,081	19,552	20,214